Subsequent Events (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 03, 2020	Mar. 03, 2020	Mar. 03, 2020	Mar. 01, 2020	Feb. 03, 2020	Jan. 22, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 01, 2020
Subsequent Events (Textual)
Common stock, description			The Compensation Committee of Board of Directors of the Company awarded the Company's executive officers, William B. Stilley, Chief Executive Officer, and Joseph Truluck, Chief Financial Officer, performance bonuses for 2019, partially paid in common stock of the Company to preserve cash, of $42,000 and $21,000 in cash, respectively, and 54,167 and 27,084 shares of the Company's common stock, respectively, which shares are subject to a six-month contractual restriction on sale. Of the $180,002 total cost of these bonuses, $150,000 were recognized in the year ended December 31, 2019 as expected under these executives' contracts, and the remaining $30,002 in bonus was recognized as time of issue as Board discretionary.
Compensation expense							$ 570,633	$ 284,004	$ 1,602,318	$ 5,368,354
Cash									$ 400,000	$ 3,400,000
Common stock issued, shares						250,000	2,481,191		426,416
Options [Member]
Subsequent Events (Textual)
Common stock issued, shares									1,521,780
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock, description	The Company to preserve cash, of $42,000 and $21,000 in cash, respectively, and 54,167 and 27,084 shares of the Company's common stock, respectively, which shares are subject to a six-month contractual restriction on sale.
Related party payments											$ 269,938
Prepaid expense											$ 299,496
Subsequent Event [Member] | Options [Member]
Subsequent Events (Textual)
Exercise price	$ 1.44	$ 1.44	$ 1.44
Options exercisable period		10 years
Subsequent Event [Member] | Mr. Stilley [Member]
Subsequent Events (Textual)
Common stock issued, shares	460,000
Subsequent Event [Member] | Mr. Truluck [Member]
Subsequent Events (Textual)
Common stock issued, shares	200,000
Annual salary	$ 170,000
Subsequent Event [Member] | Directors and employees [Member] | Options [Member]
Subsequent Events (Textual)
Common stock, description	The shares of common stock underlying the option awards each vest pro rata on a monthly basis over a thirty-six month period.
Common stock issued, shares	440,000
Subsequent Event [Member] | Purnovate, LLC [Member]
Subsequent Events (Textual)
Lease term				2 years
Rent				$ 1,400
Financial interest, percentage				35.00%
Subsequent Event [Member] | Lyons Capital, LLC [Member]
Subsequent Events (Textual)
Common stock issued					30,000
Market value per share					$ 1.76
Compensation expense					$ 52,800